Fees Summary	Mar. 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 11,605,000
Previously Paid Amount	0.00
Total Fee Amount	1,602.65
Total Offset Amount	0.00
Net Fee	1,602.65
Narrative - Max Aggregate Offering Price	$ 11,605,000
Final Prospectus	true